Income Taxes - Summary of Deferred Tax Asset Valuation Allowance (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Beginning Balance	$ 51,895	$ 36,595
Additions	14,149	15,622
Reductions	(816)	(322)
Ending Balance	$ 65,228	$ 51,895